Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 76	$ 371
Marketable securities – InterCure Ltd.		772
Trade receivable (net of allowance for credit losses of $0 and $36 at December 31, 2025 and 2024, respectively)		99
Prepaid expenses and other current assets	22	98
Warrants, net	68
Total current assets	166	1,340
NON-CURRENT ASSETS:
Fixed assets, net		187
Intangible assets, net		3,816
Goodwill		3,193
Long-term bank deposit		14
Total Non-current assets		7,210
Total assets	166	8,550
CURRENT LIABILITIES:
Loans and credit from banking corporations		138
Accounts payable	151	790
Warrants, net		1,279
Convertible loan from shareholder	269
Total current liabilities	420	2,207
NON-CURRENT LIABILITIES:
Warrants		689
Deferred tax liability, net		219
Total Non-Current liabilities		908
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized December 31, 2025 and 2024 - 1,450,000,000; Issued and outstanding - 946,243,356 on December 31, 2025 and 881,385,256 on December 31, 2024;	25,139	23,138
Additional paid in capital	140,219	141,286
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(165,632)	(159,009)
Total equity	(254)	5,435
Total liabilities and equity	$ 166	$ 8,550